Multi-Fund(R) 5
Lincoln National Variable Annuity C
Individual Variable Annuity Contracts

Home Office:
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnRetirement.com

This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you may generally choose to receive a death benefit on the death of the annuitant.

The minimum initial purchase payment for the contract is $25,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually. Purchase payments allocated to any subaccount or to the fixed side of the contract must be at least $300.

Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract we may discontinue accepting purchase payments and transfers into the fixed side of the contract at anytime. If your purchase payments are in the fixed account, we guarantee your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. For example, we limit withdrawals and transfers from the fixed account of the contract.

All purchase payments, bonus credits and persistency credits, for benefits on a variable basis will be placed in Lincoln National Variable Annuity Account C (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all the investment risk on the contract value and the retirement income for amounts placed into one or more of the contract's variable options. If the subaccounts you select make money, your contract value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the subaccounts you select. We do not guarantee how any of the variable options or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract.

When you purchase your contract, you must choose one of the following contract options, each of which has different mortality and expense risk charges and surrender charges:

1.Contract Value Death Benefit;

2.EGMDB;

3.EGMDB with Bonus Credit; or

4.EEB Rider with Bonus Credit.

The available funds are listed below:
AIM V.I. (Series I Shares)
   International Growth Fund
   Premier Equity Fund
AllianceBernstein Variable Products Series Fund, Inc. (VP)
   Small Cap Value Portfolio (Class A)
   Technology Portfolio (Class B)
American Funds Insurance Series (Class 2)
   Growth Fund
   Growth-Income Fund
   International Fund
Delaware VIP Trust
   Delaware VIP Large Cap Value Series (Standard Class)
   Delaware VIP REIT Series (Standard Class)
   Delaware VIP Small Cap Value Series (Service Class)
   Delaware VIP Trend Series (Standard Class)
Fidelity(R) Variable Insurance Products (VIP)
   Contrafund(R) Portfolio (Service Class)
   Growth Portfolio (Service Class)
Janus Aspen Series (Institutional Class)
   Worldwide Growth Portfolio

Lincoln Variable Insurance Products Trust (VIP)   (Standard Class)
   Aggressive Growth Fund
   Bond Fund
   Capital Appreciation Fund
   Equity Income Fund
   Global Asset Allocation Fund
   Growth and Income Fund
   International Fund
   Managed Fund
   Money Market Fund
   Social Awareness Fund
   Special Opportunities Fund
MFS(R) Variable Insurance Trust/SM/ (VIT) (Initial Class)
   Capital Opportunities Series
   Total Return Series
   Utilities Series
Neuberger Berman Advisors Management Trust (AMT)
   Mid-Cap Growth Portfolio
   Regency Portfolio
Putnam Variable Trust (VT)
   Health Sciences Fund (Class IB)
Scudder Investment VIT Funds Trust (Class A)
   Equity 500 Index Fund
   Small Cap Index Fund
Wells Fargo Variable Trust Funds (VT) (Service Class)
   Equity Income Fund
   Large Company Growth Fund
   Small Cap Growth Fund

This Prospectus gives you information about the contracts that you should know before you decide to buy a contract and make purchase payments. You should also review the prospectuses for the funds that accompany this Prospectus. Keep all prospectuses for reference.

Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Expenses for bonus contract options may be higher than contract options without a bonus. Because of this, the amount of the bonus credits and persistency credits may, over time, be offset by additional fees and charges. You should carefully consider whether or not this contract option is the best product for you.

You can obtain a current Statement of Additional Information (SAI), dated the same date as this Prospectus, about the contracts which has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801, or call 1-800-4LINCOLN (454-6265). The SAI and other information about Lincoln Life and Account C are also available on the SEC's web site (http://www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.

May 1, 2003

Table of Contents

                Item                                        Page
                ------------------------------------------------
                Special terms                                  3
                ------------------------------------------------
                Expense tables                                 5
                ------------------------------------------------
                Summary                                        9
                ------------------------------------------------
                Investment results                            10
                ------------------------------------------------
                Financial statements                          10
                ------------------------------------------------
                The Lincoln National Life Insurance
                  Company                                     10
                ------------------------------------------------
                Fixed side of the contract                    11
                ------------------------------------------------
                Variable annuity account (VAA)                11
                ------------------------------------------------
                Investments of the variable annuity account   11
                ------------------------------------------------
                Charges and other deductions                  15
                ------------------------------------------------
                The contracts                                 17
                ------------------------------------------------
                Annuity payouts                               27
                ------------------------------------------------

                 Item                                      Page
                 ----------------------------------------------
                 Federal tax matters                         32
                 ----------------------------------------------
                 Voting rights                               36
                 ----------------------------------------------
                 Distribution of the contracts               37
                 ----------------------------------------------
                 Return privilege                            37
                 ----------------------------------------------
                 State regulation                            37
                 ----------------------------------------------
                 Records and reports                         37
                 ----------------------------------------------
                 Other information                           37
                 ----------------------------------------------
                 Legal proceedings                           38
                 ----------------------------------------------
                 Statement of Additional Information Table
                 of contents for Separate Account C          39
                 ----------------------------------------------
                 Appendix A--Condensed financial
                 information                                A-1
                 ----------------------------------------------

Special Terms

In this prospectus the following terms have the indicated meanings.

Account or variable annuity account (VAA)--The segregated investment account, Account C, into which Lincoln Life sets aside and invests the assets for the variable side of the contract offered in this Prospectus.

Accumulation unit--A measure used to calculate contract value for the variable side of the contract before the annuity commencement date.

Annuitant--The person on whose life the annuity payouts are based and upon whose death a death benefit may be paid.

Annuity commencement date--The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

Annuity payout--An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis, or a combination of both.

Annuity unit--A measure used to calculate the amount of annuity payouts for the variable side of the contract after the annuity commencement date.

Beneficiary--The person you choose to receive the death benefit that is paid if you die before the annuity commencement date.

Bonus credit--The additional amount credited to the contract for each purchase payment, if you elect a contract option that offers bonus credits.

Contract option--The type of contract you choose at the time of purchase. Four types of contract options are offered under the contract: (1) Contract Value Death Benefit; (2) EGMDB; (3) EGMDB with Bonus Credit; and (4) EEB Rider with Bonus Credit.

Contractowner (you, your, owner)--The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.). Usually, but not always, the owner is the annuitant.

Contract value--At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract.

Contract year--Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

Death benefit--The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the owner if the annuitant dies. An Enhanced Guaranteed Minimum Death Benefit (EGMDB), Accumulated Benefit Enhancement (ABE) or Estate Enhancement Benefit (EEB) Rider may be available.

Earnings--The excess of contract value over the sum of purchase payments and any applicable bonus credits and persistency credits which have not yet been withdrawn from the contract.

Free amount--The amount that may be withdrawn each year without incurring a surrender charge.

i4LIFE/SM/ Advantage--An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period (earlier version called Income4Life(R) Solution.)

Lincoln Life (we, us, our)--The Lincoln National Life Insurance Company.

Persistency credits--The additional amount credited to the contract after the seventh contract anniversary, if you elect a contract option that offers bonus credits.

Purchase payments--Amounts paid into the contract other than any applicable bonus credits and persistency credits.

Subaccount or Multi-Fund(R) 5 subaccount--The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.

Valuation date--Each day the New York Stock Exchange (NYSE) is open for trading.

Valuation period--The period starting at the close of trading (currently, 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

Expense tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment options and/or the fixed account. State premium taxes may also be deducted.

Contractowner Transaction Expenses:

   The maximum surrender charge (contingent deferred sales charge)
   (as a percentage of purchase payments surrendered/withdrawn):  8.0%*

* The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions--Surrender charge.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

--------------------------------------------------------------------------------
Separate Account Annual Expenses for Multi-Fund(R) 5 subaccounts:
(as a percentage of average daily net assets in the subaccounts)

                                        Contract
                                        Value          EGMDB with EEB Rider
                                        Death          Bonus      with
                                        Benefit  EGMDB Credit     Bonus Credit
                                        -------- ----- ---------- ------------
Mortality and expense risk charge        0.85%   1.15%   1.60%       1.80%
Administrative Charge                    0.15%   0.15%   0.15%       0.15%
                                         -----   -----   -----       -----
Total annual charge for each subaccount  1.00%   1.30%   1.75%       1.95%

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2002. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses                                                  Minimum Maximum
(expenses that are deducted from fund assets, including management fees, distribution
(12b-1) fees and other expenses                                                        0.32%   1.46%

           Net Total Annual Fund Operating Expenses   Minimum Maximum
           (after contractual waivers/reimbursements)  0.30%   1.46%

The following table shows the expenses charged by each fund for the year ended December 31, 2002:
(as a percentage of each fund's average net assets):




                                                 Management Fees               Other                Total
                                                 (before any                   expenses (before     Expenses (before
                                                 waivers/            12b-1     any waivers/         any waivers/
                                                 reimbursements) +   Fees  +   reimbursements)  =   reimbursements)
---------------------------------------------------------------------------------------------------------------------
AIM VI International Growth Fund (Series I
 Shares)                                              0.74%          0.00%           0.35%                1.09%
---------------------------------------------------------------------------------------------------------------------
AIM VI Premier Equity Fund (Series I Shares)          0.61           0.00            0.24                 0.85
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap Value
 Portfolio (Class A)/1/                               1.00           0.00            0.41                 1.41
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein VP Technology
 Portfolio (Class B)                                  1.00           0.25            0.21                 1.46
---------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund (Class 2)                  0.38           0.25            0.02                 0.65
---------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund
 (Class 2)                                            0.34           0.25            0.01                 0.60
---------------------------------------------------------------------------------------------------------------------
American Funds International Fund (Class 2)           0.57           0.25            0.06                 0.88
---------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value
 Series (Standard Class)/2/                           0.65           0.00            0.10                 0.75
---------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series
 (Standard Class)/3/                                  0.75           0.00            0.09                 0.84
---------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series (Service
 Class)/4/                                            0.75           0.25            0.10                 1.10
---------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series
 (Standard Class)/5/                                  0.75           0.00            0.09                 0.84
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service
 Class)                                               0.58           0.10            0.10                 0.78
---------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)      0.58           0.10            0.09                 0.77
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
 (Institutional Class)                                0.65           0.00            0.05                 0.70
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Aggressive Growth
 Fund (Standard Class)/6/                             0.74           0.00            0.16                 0.90
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Bond Fund (Standard Class)/6/             0.39           0.00            0.09                 0.48
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Capital Appreciation Fund
 (Standard Class)/6/                                  0.73           0.00            0.09                 0.82
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Equity Income Fund (Standard
 Class)/6/                                            0.74           0.00            0.09                 0.83
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Global Asset Allocation Fund
 (Standard Class)/6/                                  0.74           0.00            0.31                 1.05
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Growth and Income
 Fund (Standard Class)/6/                             0.32           0.00            0.06                 0.38
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP International Fund (Standard
 Class)/6/                                            0.85           0.00            0.20                 1.05
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Managed Fund (Standard Class)/6/          0.39           0.00            0.11                 0.50
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Money Market Fund (Standard
 Class)/6/                                            0.42           0.00            0.10                 0.52
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Social Awareness Fund (Standard
 Class)/6/                                            0.35           0.00            0.08                 0.43
---------------------------------------------------------------------------------------------------------------------
Lincoln VIP Special Opportunities Fund
 (Standard Class)/6/                                  0.41           0.00            0.10                 0.51
---------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Capital Opportunities Series (Initial
 Class)/7/                                            0.75           0.00            0.15                 0.93
---------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series
 (Initial Class)                                      0.75           0.00            0.11                 0.86
---------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series
 (Initial Class)/8/                                   0.75           0.00            0.19                 0.94
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth
 Portfolio                                            0.84           0.00            0.11                 0.95
---------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio/9/             0.85           0.00            0.38                 1.23
---------------------------------------------------------------------------------------------------------------------
Putman VT Health Sciences Fund (Class 1B)             0.70           0.25            0.13                 1.08
---------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index
 (Class A)/10/                                        0.20           0.00            0.12                 0.32
---------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index
 (Class A)/11/                                        0.35           0.00            0.26                 0.61
---------------------------------------------------------------------------------------------------------------------
Wells Fargo VTF Equity Income Fund (Service
 Class)/12/                                           0.55           0.25            0.30                 1.10
---------------------------------------------------------------------------------------------------------------------
Wells Fargo VTF Large Company Growth
 Fund (Service Class)/12/                             0.55           0.25            0.29                 1.09
---------------------------------------------------------------------------------------------------------------------
Wells Fargo VTF Small Cap Growth Fund
 (Service Class)/12/                                  0.55           0.25            0.35                 1.15
---------------------------------------------------------------------------------------------------------------------


                                                 Total          Total
                                                 Contractual    Expenses (after
                                                 Waivers/       Contractual
                                                 Reimbursements Waivers/
                                                 or Recoupment  Reimbursements
                                                 (if any)       or Recoupment)
-------------------------------------------------------------------------------
AIM VI International Growth Fund (Series I
 Shares)
-------------------------------------------------------------------------------
AIM VI Premier Equity Fund (Series I Shares)
-------------------------------------------------------------------------------
AllianceBernstein Small Cap Value
 Portfolio (Class A)/1/                              (0.28)%         1.13%
-------------------------------------------------------------------------------
AllianceBernstein VP Technology
 Portfolio (Class B)
-------------------------------------------------------------------------------
American Funds Growth Fund (Class 2)
-------------------------------------------------------------------------------
American Funds Growth-Income Fund
 (Class 2)
-------------------------------------------------------------------------------
American Funds International Fund (Class 2)
-------------------------------------------------------------------------------
Delaware VIP Large Cap Value
 Series (Standard Class)/2/
-------------------------------------------------------------------------------
Delaware VIP REIT Series
 (Standard Class)/3/
-------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series (Service
 Class)/4/
-------------------------------------------------------------------------------
Delaware VIP Trend Series
 (Standard Class)/5/
-------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio (Service
 Class)
-------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio (Service Class)
-------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
 (Institutional Class)
-------------------------------------------------------------------------------
Lincoln VIP Aggressive Growth
 Fund (Standard Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP Bond Fund (Standard Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP Capital Appreciation Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP Equity Income Fund (Standard
 Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP Global Asset Allocation Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP Growth and Income
 Fund (Standard Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP International Fund (Standard
 Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP Managed Fund (Standard Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP Money Market Fund (Standard
 Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP Social Awareness Fund (Standard
 Class)/6/
-------------------------------------------------------------------------------
Lincoln VIP Special Opportunities Fund
 (Standard Class)/6/
-------------------------------------------------------------------------------
MFS(R) VIT Capital Opportunities Series (Initial
 Class)/7/                                           (0.03)          0.90
-------------------------------------------------------------------------------
MFS(R) VIT Total Return Series
 (Initial Class)
-------------------------------------------------------------------------------
MFS(R) VIT Utilities Series
 (Initial Class)/8/
-------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth
 Portfolio
-------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio/9/             0.05           1.28
-------------------------------------------------------------------------------
Putman VT Health Sciences Fund (Class 1B)
-------------------------------------------------------------------------------
Scudder VIT Equity 500 Index
 (Class A)/10/                                       (0.02)          0.30
-------------------------------------------------------------------------------
Scudder VIT Small Cap Index
 (Class A)/11/                                       (0.16)          0.45
-------------------------------------------------------------------------------
Wells Fargo VTF Equity Income Fund (Service
 Class)/12/                                          (0.10)          1.00
-------------------------------------------------------------------------------
Wells Fargo VTF Large Company Growth
 Fund (Service Class)/12/                            (0.09)          1.00
-------------------------------------------------------------------------------
Wells Fargo VTF Small Cap Growth Fund
 (Service Class)/12/                                 (0.15)          1.00
-------------------------------------------------------------------------------

(1)For the period May 1, 2003 through April 30, 2004, the Adviser has contractually waived and/or reimbursed certain expenses of the Portfolio to the extent total expenses will not exceed 1.20%. Without the waiver/reimbursement, the restated Management Fees, 12b-1 Fees, Other Expenses, and Total Expenses would be 1.00%, 0.00%, 0.41% and 1.41%.

(2)The investment advisor for the Delaware VIP Large Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.80%. Without such an arrangement, the total operating expense for the Series would have been 0.75% for the fiscal year 2002. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.80%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1,500 million, 0.50% on assets in excess of $2,500 million, all per year. DMC has voluntarily elected to waive its management fee for this Series to 0.60% indefinitely.

(3)The investment advisor for the Delaware VIP REIT Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(4)The investment advisor for the Delaware VIP Small Cap Value Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows:
   0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year. The Service Class shares are subject to an annual 12b-1 fee of not more than 0.30%. Effective May 1, 2003 through April 30, 2004, Delaware Distributors, L.P. has contracted to limit the Service Class shares 12b-1 fee to no more than 0.25% of average daily net assets.

(5)The investment advisor for the Delaware VIP Trend Series is Delaware Management Company ("DMC"). For the period May 1, 2001 through April 30, 2002, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the advisor contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, DMC has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, and extraordinary expenses) will not exceed 0.95%. Under its Management Agreement, the Series pays a management fee based on average daily net assets as follows: 0.75% on the first $500 million, 0.70% on the next $500 million, 0.65% on the next $1,500 million, 0.60% on assets in excess of $2,500 million, all per year.

(6)The fees and expenses shown in the table have been restated to reflect a new management agreement effective January 1, 2003, which shareholders approved on December 9, 2002, and a new administration agreement that also became effective January 1, 2003. The aggregate fees and expenses charged to the fund pursuant to the new agreement are higher than the fees and expenses previously charged to the fund.

(7)MFS has contractually agreed, subject to reimbursement to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually. These contractural fee arrangements will continue until at least May 1, 2004, unless changed with the consent of the board of trustees which oversees the series.

(8)Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for each series and would equal 0.93% for Utilities.

(9)Reflects a recoupment of 0.05% of the portfolio's expenses previously paid by the adviser. Without this recoupment other expenses would have been 0.38%, for total expenses of 1.23%. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to Neuberger Berman Management, Inc. within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation of 1.50%.

(10)The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.30% of the average daily net assets of the Fund until April 30, 2005.

(11)The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of the average daily net assets of the Fund until April 30, 2005.

(12)The Advisor has contractually undertaken to waive its fee and to reimburse the funds for certain expenses. Without such an arrangement, the management fees and total expenses would have been 0.55% and 1.10% for Equity Income; 0.55% and 1.15% for Growth; 0.55% and 1.09% for Large Company Growth.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, assumes the maximum fees and expenses of any of the funds and that the EEB with bonus credit is in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1) If you surrender your contract at the end of the applicable time period:

                          1 year 3 years 5 years 10 years
                      -   ------ ------- ------- --------
                          $1,144  1,648   2,174   3,694

2) If you annuitize or do not surrender your contract at the end of the applicable time period:

                          1 year 3 years 5 years 10 years
                      -   ------ ------- ------- --------
                           $344   1,048   1,774   3,694

The expense tables reflect expenses of the VAA as well as the maximum expense of any of the underlying funds. Examples for contract options that offer bonus credits do not reflect bonus credits and persistency credits.

For more information, see Charges and other deductions in this Prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts--i4LIFE/SM/ Advantage for IRA contracts and Annuity payouts--including i4LIFE/SM/ Advantage (Non-Qualified annuity contracts only) including the Guaranteed Income Benefit Rider. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Summary

What kind of contract am I buying? It is an individual annuity contract between you and Lincoln Life. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts. This contract and certain riders, service features and enhancements may not be available in all states, and the charges may vary in certain states. Please check with your investment representative regarding their availability. You should refer to your contract for any state-specific provisions.

At the time you purchase the contract, you must choose one of the following contract options offered under the contract:

1.Contract Value Death Benefit;

2.EGMDB;

3.EGMDB with Bonus Credit; and

4.EEB Rider with Bonus Credit.

If you elect a contract option that offers bonus credits, we will credit an additional amount to your contract (a bonus credit) each time you make a purchase payment, equal to 3% of that purchase payment. See The contracts--Bonus credits.

Each contract option has separate charges, including different mortality and expense risk charges and surrender charges, and you should carefully consider which contract option is the best for you. Each contract option also offers different death benefits. For more information about the Contract Value death benefit, the EGMDB and the EEB Rider, see The contracts--Death benefit before the annuity commencement date. Once you elect a contract option, you cannot change it, except you can move from the EGMDB (without the bonus credit) to the Contract Value Death Benefit.

Contract options offering the EEB Rider are not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the EEB Rider would become effective. For more information on the contract options, See The contracts--Contract options.

What is the variable annuity account (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.

What are my investment choices? Based upon your instruction for purchase payments, the VAA applies your purchase payments and any applicable bonus credits and persistency credits to buy shares in one or more of the funds. See Investments of the variable annuity account--Description of the funds.

Who invests my money? Several different investment advisors manage the funds. See Investments of the variable annuity account--Investment adviser.

How does the contract work? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you may receive bonus credits, and you buy accumulation units. If you decide to receive an annuity payout your accumulation units are converted to annuity units. Your annuity payouts will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

What charges do I pay under the contract? If you withdraw purchase payments, you pay a surrender charge from 0% to 8.0% of the surrendered or withdrawn purchase payments, depending upon how many contract years those payments have been in the contract as well as the contract option you have chosen. We may waive surrender charges in certain situations. See Surrender charge.

We will deduct any applicable premium tax from purchase payments or contract value at the time the tax is incurred or at another time we choose.

We apply a charge to the daily net asset value of the VAA. This charge consists of a mortality and expense risk charge equal to an annual rate of 0.85% for the Contract Value Death Benefit; 1.15% for the EGMDB; 1.60% for the EGMDB with Bonus Credit; and 1.80% for the EEB Rider with Bonus Credit. There is an administrative charge of 0.15% in addition to all of the above mortality and expense risk charges. See Charges and other deductions.

The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectus for the funds.

Charges may also be imposed during the regular income or annuity payout period, including if you elect i4LIFE/SM/ Advantage. See The contracts and Annuity payouts.

For information about the compensation we pay for sales of the contracts, see The contracts--Commissions.

What purchase payments do I make, and how often? Subject to the minimum and maximum payment amounts, your payments are completely flexible. See The contracts--Purchase payments.

What is a bonus credit and a persistency credit? If you choose a contract option that offers bonus credits, when purchase payments are made, Lincoln Life will credit an additional amount to the contract, known as a bonus credit. The amount of the bonus credit is 3% of the purchase payment. All bonus credits become part of the contract value at the same time as the corresponding purchase payments. Bonus credits are not considered to be purchase payments. See The contracts--Bonus credits.

A persistency credit equal to an annual rate of 0.45% of contract value less purchase payments that have been in the contract less than seven calendar years will be credited on a quarterly basis after the seventh anniversary. See The contracts--Persistency credits.

Certain contract options have no provision for bonus credits but may have lower mortality and expense risk charges and/or lower surrender charges. The amount of the bonus credits may, over time, be offset by additional fees and charges. However, the persistency credits are designed to fully or partially offset these additional fees and charges. We encourage you to talk with your financial adviser and determine which contract option is most appropriate for you.

How will my annuity payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. See Annuity payouts--Annuity options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios.

What happens if I die before I annuitize? Your beneficiary will receive the death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid. In the alternative, you may choose to receive a death benefit on the death of the annuitant. See The contracts--Death benefit before the annuity commencement date. See i4LIFE/SM/ Advantage (IRA).

What is i4LIFE/SM/ Advantage? i4LIFE/SM/ Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the i4LIFE/SM/ Advantage payout phase, based on the i4LIFE/SM/ Advantage death benefit you choose.

May I transfer contract value between variable options and between the variable and fixed sides of the contract? Yes, subject to currently effective restrictions (for example, transfers made before the annuity commencement date are generally restricted to no more than 12 per contract year). If permitted by your contract we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts--Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.

May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. See Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. See Charges and other deductions. A portion of surrender/withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or a withdrawal also may be subject to 20% withholding. See Federal tax matters.

Do I get a free look at this contract? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. We will not refund any applicable bonus credits credited to your contract value if you elect to cancel your contract; however, we will assume the risk of investment loss on the bonus credits. See Return privilege.

Where may I find more information about the accumulated unit values? The appendix to this Prospectus provides more information about accumulated unit values.

Investment results

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value.

During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.

The annual performance of the subaccounts is based on past performance and does not indicate or represent future performance. See the SAI for further information.

Financial statements

The financial statements of the VAA and of Lincoln Life are located in the SAI. You may obtain a free copy by writing Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne, Indiana 46801 or calling 1-800-4LINCOLN (454-6265).

The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.

Fixed side of the contract

Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract become part of Lincoln Life's general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

Purchase payments, bonus credits and persistency credits allocated to the fixed side of the contract are guaranteed to be credited with a minimum interest rate, specified in the contract, of at least 1.5%. Lincoln Life intends to credit lower interest rates to contract options that offer bonus credits than to contract options that do not offer bonus credits. A purchase payment and any corresponding bonus credit and/or persistency credit allocated to the fixed side of the contract are credited with interest beginning on the next calendar day following the date of receipt if all data is complete. Lincoln Life may vary the way in which it credits interest to the fixed side of the contract from time to time.

We guarantee an interest rate of not less than 1.5% per year on amounts held in a fixed account. Contracts issued in certain states or those contracts issued prior to June 2, 2003 may guarantee a higher minimum rate of interest. Refer to your contract for the specific guaranteed minimum interest rate applicable to your contract.

ANY INTEREST IN EXCESS OF 1.5% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM GUARANTEE WILL BE DECLARED.

Your contract may not offer a fixed account or if permitted by your contract we may discontinue accepting purchase payments or transfers into the fixed side of the contract.

Variable annuity account
(VAA)

On June 3, 1981, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. Lincoln Life is the issuer of the contracts, and the obligations set forth in the contract, other than those of the contractowner, are Lincoln Life's. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contract described in this Prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect performance of a subaccount. Similarly, different contract options have different charges, which may affect subaccount performance.

Investments of the variable annuity account

You decide the subaccount(s) to which you allocate purchase payments. Applicable bonus credits are allocated to the subaccounts at the same time and at the same percentages as the purchase payments being made. There is a separate subaccount which corresponds to each class of each fund of the series. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.

Investment advisers
The investment advisers of the funds are:

American Funds Insurance Series is managed by Capital Research and Management Company.

AIM Variable Insurance Funds, Inc. ("AIM V.I. Funds"), is managed by AIM Advisors, Inc.

AllianceBernstein Variable Products Series Fund is managed by Alliance Capital Management, L.P.

Delaware VIP Trust is managed by Delaware Management Company. Delaware VIP Global Bond Series is managed by Delaware International Advisers, Ltd.

Fidelity(R) Variable Insurance Product Fund and Fidelity(R) Variable Insurance Product Fund II are managed by Fidelity Investments.

Janus Aspen Series Worldwide Growth Portfolio is managed by Janus Capital Management, LLC.

Lincoln VIP Aggressive Growth Fund and Lincoln VIP Global Asset Allocation Fund are managed by Delaware Management Company and sub-advised by Putnam Investment Management.

Lincoln VIP Bond Fund, Lincoln VIP Growth and Income Fund, Lincoln VIP Managed Fund, Lincoln VIP Money Market Fund, Lincoln VIP Social Awareness Fund and Lincoln VIP Special Opportunities Fund are managed by Delaware Management Company.

Lincoln VIP Capital Appreciation Fund is managed by Delaware Management Company and sub-advised by Janus Capital Management, LLC.

Lincoln VIP Equity Income Fund is managed by Delaware Management Company and sub-advised by Fidelity Management Trust Co.

Lincoln VIP International Fund is managed by Delaware Management Company and sub-advised by Delaware International Advisers, Ltd.

MFS(R) Variable Insurance Trust/SM/ is managed by Massachusetts Financial Services Company.

Neuberger Berman Advisors Management Trust is managed by Neuberger Berman Management, Inc. and sub-advised by Neuberger Berman, LLC

Putnam Variable Trust is managed by Putnam Investment Management, LLC.

Scudder Investment VIT Funds are managed by Deutsche Asset Management and sub-advised by Northern Trust Investments.

Wells Fargo Variable Trust Funds, managed by Wells Fargo Funds Management, LLC.

Additional information regarding the investment advisers to each of the funds may be found in the prospectuses for the funds enclosed in this booklet.

As compensation for their services to the fund, the investment advisers receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the prospectus for the fund.

With respect to a fund (including affiliated funds) the adviser and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us significantly more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company.

Description of the funds
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser.

Following are brief summaries of the investment objectives and policies of the funds. Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectuses for the funds, which are included in this booklet. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AIM VI International Growth Fund: Seeks to provide long-term growth of capital.

AIM VI Premier Equity Fund: Seeks to achieve long-term growth of capital. Income is a secondary objective.

AllianceBernstein VP Small Cap Value Portfolio: Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.

AllianceBernstein VP Technology Portfolio: Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes.

American Funds Growth-Income Fund: Seeks to make your investment grow and provide you with income over time by investing primarily in common stocks or other securities which demonstrate the potential for appreciation and/or dividends. The fund is designed for investors seeking both capital appreciation and income.

American Funds Growth Fund: Seeks to make your investment grow over time by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

American Funds International Fund: Seeks to make your investment grow over time by investing primarily in common stocks of companies located outside the United States. The Fund is designed for investors seeking capital appreciation through stocks. Investors in the Fund should have a long-term perspective and be able to tolerate potentially wide price fluctuations.

Delaware VIP Large Cap Value Series: Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.

Delaware VIP REIT Series: Seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. Under normal circumstances, the Series will invest at least 80% of its net assets in investments of real estate investment trusts (REITs).

Delaware VIP Small Cap Value Series: Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earnings potential. Under normal circumstances, at least 80% of the Series' net assets will be in investments of small cap companies.

Delaware VIP Trend Series: Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.

Fidelity(R) VIP ContraFund(R) Portfolio: Seeks long-term capital appreciation.

Fidelity(R) VIP Growth Portfolio: Seeks to achieve capital appreciation.

Janus Aspen Worldwide Growth Fund: Seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size throughout the world. The Portfolio normally invests in issuers from at least five different countries, including the U.S. The Portfolio may at times invest in fewer than five countries or even a single country.

Lincoln VIP Aggressive Growth Fund: Seeks to maximize capital appreciation. The fund invests in a diversified group of domestic stocks primarily of small and medium size companies.

Lincoln VIP Bond Fund: Seeks maximum current income consistent with prudent investment strategy. The fund invests in a diverse group of domestic fixed income securities including high-quality investment-grade corporate bonds, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed securities.

Lincoln VIP Capital Appreciation: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily invests in stocks of large and medium-sized U.S. companies. Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks and may also buy some money market securities and bonds, including junk bonds.

Lincoln VIP Equity-Income Fund: Seeks reasonable income by investing primarily in income-producing equity securities. The fund invests in a diverse group of income-producing stocks of large-sized value companies and may invest in many different types of debt obligations of any quality, including corporate bonds, government securities, and asset-backed securities, including mortgage-backed securities and junk bonds.

Lincoln VIP Global Asset Allocation Fund: Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity, fixed-income and money market securities of U.S. and foreign issuers.

Lincoln VIP Growth & Income Fund: Seeks long-term capital appreciation. The fund invests in a diversified portfolio of stocks primarily of large-sized U.S. companies and to a smaller degree may hold stocks of medium-sized U.S. companies.

Lincoln VIP International Fund: Seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.

Lincoln VIP Managed Fund: Seeks maximum long-term total return (capital gains plus income) consistent with prudent investment strategy. The fund invests in a mix of stocks, bonds, and money market securities.

Lincoln VIP Money Market Fund: Seeks maximum current income consistent with the preservation of capital by investing in money market securities that provide the most attractive yields. The fund invests in high quality short-term obligations issued by U.S. corporations; the U.S. Government; and federally chartered banks and U.S. branches of foreign banks.

Lincoln VIP Social Awareness Fund: Seeks long-term capital appreciation. The fund buys stocks of large and medium sized companies which adhere to certain specific social criteria.

Lincoln VIP Special Opportunities Fund: Seeks maximum long term capital appreciation. The fund primarily invests in mid-size companies whose stocks have significant growth potential. Current income is a secondary consideration.

MFS(R) VIT Capital Opportunities Series: Seeks capital appreciation.

MFS(R) VIT Total Return Series: Seeks mainly to provide above average-income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondary to provide a reasonable opportunity for growth of capital and income.

MFS(R) VIT Utilities Series: Seeks capital growth and current income (income above that available for a portfolio invested entirely in equities securities).

Neuberger Berman AMT Mid-Cap Growth Fund: Seeks growth of capital by investing primarily in common stocks of mid-capitalization companies, using a growth-oriented investment approach.

Neuberger Berman AMT Regency Fund: Seeks growth of capital by investing mainly in common stocks of mid-capitalization companies. The Portfolio seeks to reduce risk by diversifying among different companies and industries.

Putnam VT Health Sciences Fund: Seeks capital appreciation by investing mainly in common stocks of companies in the health sciences industries with a focus on growth stocks.

Scudder VIT Equity 500 Index Fund: Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large US companies.

Scudder VIT Small Cap Index Fund: Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.

Wells Fargo VT Equity Income Fund: Seeks long-term capital appreciation and above-average dividend.

Wells Fargo VT Large Company Growth Fund: Seeks long-term capital appreciation.

Wells Fargo VT Small Cap Growth Fund: Seeks long-term capital appreciation.

Fund shares
We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.

When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.

The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various contractowners participating in a fund could conflict. Each of the funds' Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectus for the funds.

Reinvestment of dividends and capital gain distributions
All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

Addition, deletion or substitution of investments
We reserve the right, within the law, to add, delete and substitute funds within the VAA. We may also add, delete, or substitute funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or contract value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

Charges and other deductions

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services--See Additional services and the SAI for more information about these programs.), maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and internet fund transfer services. The risks we assume include: the risk that annuitants receiving annuity payouts under contracts live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual contract value; the risk that more owners than expected will qualify for waivers of the contingent deferred sales charge; and the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the contingent deferred sales load collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. A portion of the mortality and expense risk and administrative charge and a portion of the surrender charges are assessed to fully or partially recoup bonus credits paid into the contract by Lincoln Life when purchase payments are made. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.

Deductions from the VAA for Multi-Fund 5
We deduct from the VAA an administrative charge, computed daily, which is equal to an annual rate of 0.15%. We also deduct from the VAA a mortality and expense risk charge, computed daily, which is equal to an annual rate as follows:

                    Annual Rate       Contract Option
                    ----------------------------------------
                       0.85%... Contract Value Death Benefit
                       1.15%... EGMDB
                       1.60%... EGMDB with Bonus Credit
                       1.80%... EEB Rider with Bonus Credit

Surrender charge
A surrender charge applies (except as described below) to surrenders and withdrawals of purchase payments that have been invested for the periods indicated as follows:

For the Contract Value Death Benefit and EGMDB contract options:

                                      Number of contract anniversaries
                                      since purchase payment was invested
            -------------------------------------------------------------
                                      Less than    At least
                                      1 year       1  2  3  4  5  6  7+
            Surrender charge as a
             percentage of the
             surrendered or withdrawn
             purchase payments        7%           6  5  4  3  2  1  0

For the EGMDB with Bonus Credit and EEB Rider with Bonus Credit Contract
Options:

                                     Number of contract anniversaries
                                     since purchase payment was invested
           -------------------------------------------------------------
                                     Less than 1   At least
                                     year          1  2  3  4  5  6  7+
           Surrender charge as a
            percentage of the
            surrendered or withdrawn
            purchase payments        8%            7  6  5  4  3  2  0

A surrender charge does not apply to:

 1.A surrender or withdrawal of purchase payments that have been invested at least seven full contract years.

 2.Withdrawals of contract value during a contract year to the extent that the total contract value withdrawn during the current contract year does not exceed the free amount which is equal to 15% of the total purchase payments;

 3.A surrender or withdrawal of any purchase payments as a result of the onset of a permanent and total disability of the contractowner as defined in
   Section 22(e)(3) of the tax code, after the effective date of the contract and before the 65th birthday of the contractowner. For contracts issued in the State of New Jersey, a different definition of permanent and total disability applies. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply.

 4.When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

 5.A surrender or withdrawal of any purchase payments as a result of admittance of the contractowner to an accredited nursing home or equivalent health care facility, where the admittance into the nursing home occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply.

6. A surrender or withdrawal of any purchase payments as a result of the diagnosis of a terminal illness of the contractowner. The diagnosis must occur after the effective date of the contract and result in a life expectancy of less than one year as determined by a qualified professional medical practitioner. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply.

 7.A surrender of the contract as a result of the death of the contractowner, joint owner, if applicable, or annuitant. However if an annuitant is changed for any reason other than death of a prior annuitant the surrender charge is not waived. See The contracts--Death benefit before annuity commencement date.

 8.A surrender of bonus credits and persistency credits.

 9.Contract value applied to calculate the benefit amount under any annuity payout option made available by Lincoln Life. If a contract option with a bonus credit is selected, purchase payments must be invested for at least twelve months before this provision will apply. (This does not apply if the i4LIFE/SM/ Advantage option is selected).

10.Periodic payments made under any annuity payout option made available by Lincoln Life.

11.Regular income payments made under any i4LIFE/SM/ Advantage option.

For purposes of calculating the surrender charge on withdrawals, Lincoln Life assumes that:

a.The free amount will be withdrawn from purchase payments on a "first in-first out" (FIFO) basis.

b.Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) until exhausted; then

  2.from earnings until exhausted; then

  3.from any applicable bonus credits.

c.On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a contract year will be withdrawn in the following order:

  1.from purchase payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then

  2.from earnings and any applicable persistency credits until exhausted; then

  3.from any applicable bonus credits attributable to purchase payments to which a surrender charge no longer applies until exhausted; then

  4.from purchase payments (on a FIFO basis) to which a surrender charge still applies until exhausted; then

  5.from any applicable bonus credits attributable to purchase payments to which a surrender charge still applies.

We apply the surrender charge as a percentage of purchase payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether our contract value has increased or decreased. The surrender charge is calculated separately for each contract year's purchase payments to which a charge applies. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when contractowners surrender or withdraw before distribution costs have been recovered.

If the contractowner is a corporation or other non-individual (non-natural person), the annuitant or joint annuitant will be considered the contractowner or joint owner for purposes of determining when a surrender charge does not apply.

Deductions for premium taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the contract value when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from zero to 5.0%.

Other charges and deductions
Charges may also be imposed during the regular income and annuity payout period. See i4LIFE/SM/ Advantage (IRA) and (Non-Qualified) and Annuity payouts.

There are additional deductions from and expenses paid out of the assets of the funds that are described elsewhere in this booklet and in the prospectuses for the funds respectively. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Additional information
The administrative and surrender charges described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of administrative and surrender charges applicable to a particular contract will be stated in that contract.

The contracts

Purchase of contracts
If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received at our Home Office, an initial purchase payment and any corresponding bonus credit will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, (other than through Lincoln Financial Advisors Corporation) we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment and any corresponding bonus credit must be priced within two business days.

Who can invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant cannot be older than age 90 (or older than age 81 for IRAs in Pennsylvania).

If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-sheltered growth.

Replacement of existing insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of or transfer into this contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.

Contract options
At the time you purchase your contract, you must choose one of the following contract options:

1.Contract Value Death Benefit;
2.EGMDB;
3.EGMDB with Bonus Credit; or
4.EEB Rider with Bonus Credit.

The following table sets forth the features offered under each contract option.

                                                          EEB
                                    Contract       EGMDB  Rider
                                    Value          With   with
                                    Death          Bonus  Bonus
                                    Benefit  EGMDB Credit Credit
                                    -------- ----- ------ ------
               Contract Value death
                 benefit               X
               EGMDB                           X     X
               EEB Rider                                    X
               BONUS CREDITS                         X      X

Each contract option has separate charges, including different mortality and expense risk charges and surrender charges. The Contract Value Death Benefit Contract Option imposes the lowest charges under the contract, while the EEB Rider with Bonus Credit Contract Option has the highest charges. See Charges and other deductions.

Contract options offering the EEB Rider are not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the EEB Rider would become effective.

For a discussion of the different death benefits offered under each contract option, see The contracts--Death benefit before the annuity commencement date.

If you elect a contract option that offers bonus credits, we will credit an additional amount to your contract (a bonus credit) each time you make a purchase payment, equal to 3% of that purchase payment. See The contracts--Bonus credits.

Before choosing a contract option, you should consider your expectations and needs, and carefully think about the different charges and death benefits offered under each contract option. You should also consider whether bonus credits are appropriate for you. We encourage you to talk with your financial advisor to determine the contract option that best meets your needs.

If you do not select a contract option, your contract will be issued with the Contract Value Death Benefit
Contract Option.

Purchase payments
Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $25,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments to the fixed side of the contract must be at least $300. Purchase payments in total may not exceed $2 million without Lincoln Life approval. If you stop making purchase payments, the contract will remain in force as a paid-up contract. However, we may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, or the death of the contractowner, whichever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.

Bonus credits
The following discussion on bonus credits applies only to the following contract options:

1.EGMDB with Bonus Credit; and
2.EEB Rider with Bonus Credit.

In some states, the term bonus credit may be referred to as value enhancement or a similar term in the contract.

For each purchase payment made into the contract, Lincoln Life will credit the contract with a bonus credit. The amount of the bonus credit will be added to the value of the contract at the same time and allocated in the same percentage as the purchase payment. The amount of the bonus credit is calculated as 3% of the purchase payment made.

Lincoln Life offers contract options that do not offer bonus credits. The contract options that do offer bonus credits assess additional fees and charges that are used to fully or partially recoup bonus credits paid into the contract by Lincoln Life when purchase payments are made. Contract options that do not offer bonus credits and have lower fees and charges may provide larger cash surrender values than these contract options with bonus credits, depending on the performance of the owner's chosen subaccounts. We encourage you to talk with your financial advisor and determine which annuity contract option is most appropriate for you.

Persistency credits
The following discussion on persistency credits applies only to the following contract options:

1.EGMDB with Bonus Credit; and

2.EEB Rider with Bonus Credit.

Contractowners electing one of the above listed contract options will also receive a persistency credit on a quarterly basis after the seventh contract anniversary. The amount of the persistency credit is calculated by multiplying the contract value, less any purchase payments that have not been invested in the contract for at least 7 years, by an annual rate of 0.45%. This persistency credit will be allocated quarterly to the variable subaccounts and the fixed account in proportion to the contract value in each variable subaccount and fixed account at the time the persistency credit is paid into the contract.

There is no additional charge to receive this persistency credit, and in no case will the persistency credit be less than zero.

Valuation date
Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

Allocation of purchase payments and bonus credits
Purchase payments allocated to the variable account are placed into the VAA's subaccounts, each of which invests in shares of the class of its corresponding fund, according to your instructions. If you elect a contract option that offers bonus credits, corresponding bonus credits will be allocated to the subaccount(s) and/or the fixed side of the contract in the same proportion in which you allocate purchase payments.

The minimum amount which can be put into any one subaccount is $300. Upon allocation to a subaccount, purchase payments and any applicable bonus credits are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. Please note: If you submit your purchase payment to your agent, we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of accumulation units
Purchase payments and bonus credits allocated to the VAA are converted into accumulation units. This is done by dividing the amount allocated by the value of an accumulation unit for the valuation period during which the purchase payments and bonus credits are allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, expenses, and the deduction of contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:

(1)The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

(2)The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

(3)The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.

The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for each of the contract options, each of the four types of contract options will have different corresponding accumulation unit values on any given day.

In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.

Transfers on or before the annuity commencement date
After the first thirty days from the effective date of the contract, you may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received.

Transfers (within the VAA and as permitted between the variable and the fixed account) are limited to twelve (12) times per contract year, unless otherwise authorized by Lincoln Life. This limit does not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing, or cross-reinvestment programs elected on forms available from us. (See Additional services and the SAI for more information on these programs.) We may require that the minimum amount which may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total balance of the subaccount.

A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number and Internet address are shown on pages 1 and 2 of this prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contract- owner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.

Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln Life, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally, 4 p.m. New York time).

When thinking about a transfer of contract value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.

Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.

If your contract offers a fixed account, after the first thirty days from the effective date of your contract, you may also transfer all or any part of the contract value from the subaccount(s) to the fixed side of the contract except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to the fixed side is $300 or the total amount in the subaccount, if less than $300. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.

You may also transfer part of the contract value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions:
(1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed account in any 12 month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.

These transfers cannot be elected more than twelve times (within and/or between the variable and the fixed account) every contract year. We reserve the right to waive these restrictions. These restrictions do not apply to transfers made under the automatic transfer programs of dollar cost averaging, portfolio rebalancing or cross-reinvestment programs elected on forms available from us. See Additional services and the SAI for more information on these programs.

Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.

Transfers after the annuity commencement date
If you select an i4LIFE/SM/ Advantage option your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.

If you do not select an i4LIFE/SM/ Advantage option, you may transfer all or a portion of your investment in one subaccount to another subaccount in the VAA or to the fixed side of the contract as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. No transfers are allowed from the fixed side of the contract to the subaccounts.

Additional services
There are four additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional services in the SAI.

Dollar-cost averaging allows you to transfer amounts from the fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis. Upon receipt of an additional purchase payment allocated to the DCA program, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the money remaining in the DCA account from the original as well as the additional purchase payments will be credited with interest at the standard DCA rate at the time.

The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your contract value.

The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specific intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of contract value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

Death benefit before the annuity commencement date

If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Generally, the more expensive the death benefit, the greater the protection. You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.

You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contractowner. Only the contract value as of the day Lincoln Life approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.

If an annuitant who is not the contractowner or joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares), provided the annuitant named on this contract has not been changed (except within the first 30 days after the contract is issued or upon the death of a prior annuitant).

Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the Contract Value Death Benefit is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

Contract value death benefit
If you elect the Contract Value Death Benefit contract option, Lincoln Life will pay a death benefit equal to the contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

Enhanced Guaranteed Minimum Death Benefit (EGMDB)
If the death occurs before the annuity commencement date and the Enhanced Guaranteed Minimum Death Benefit (EGMDB) is in effect, the death benefit paid will be the greatest of: (1) the contract value as of the day on which Lincoln Life approves the payment of the claim; (2) the sum of all purchase payments decreased by withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred); if any; or (3) the highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the death of the contractowner, joint owner (if applicable) or annuitant, for whom a death claim is approved for payment. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date including applicable charges and premium taxes incurred in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the highest contract value will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).

In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.

The EGMDB is not available under contracts issued to a contractowner, joint owner or annuitant who is age 81 or older at the time of issuance.

If you add the EGMDB after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the EGMDB, the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after the effective date will be used.

For contracts purchased after June 2, 2003 (or later in some states), the contractowner may discontinue the EGMDB at any time by completing the Enhanced Guaranteed Minimum Death Benefit Discontinuance form and sending it to our home office. The benefit will be discontinued as of the valuation date we receive the request and the Account Value Death Benefit will apply. We will deduct the charge for the Account Value Death Benefit as of that date. See Charges and other deductions.


Estate Enhancement Benefit Rider ("EEB Rider")
The amount of death benefit payable under the EEB Rider with Bonus Credit Contract Option is the greatest of the following four amounts:

1.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment.

2.The sum of all purchase payments, decreased by withdrawals (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value;

  For contracts purchased prior to June 2, 2003 (or later, depending on your state) the sum of all purchase payments will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).

3.The highest contract value which the contract attains on any contract anniversary (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest contract value is increased by purchase payments made on or after that contract anniversary on which the highest contract value is obtained. It is decreased by partial withdrawals subsequent to that anniversary date (including applicable charges and premium taxes incurred) in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the contract value. For contracts purchased prior to June 2, 2003 (or later, depending on your state) the highest contract value will be reduced by the sum of all withdrawals (including applicable charges and premium taxes incurred).

4.The contract value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit. [Note: If there are no contract earnings, there will not be an amount provided under this item (4).]

In a declining market, any partial withdrawal may have a magnified effect on the reduction of the death benefit payable.

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70,the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. Contract options offering the EEB Rider are not available if the oldest contractowner, joint owner (if applicable) or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

1.the contract value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

2.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus

3.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

4.the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

1.the contract value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus

2.each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of to the contractowner, joint owner (if applicable) or annuitant; minus

3.the amount by which each withdrawal made on or after the effective date of the Rider and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant will reduce the death benefit to the contract value for the new individual.

Contract options offering the EEB Rider may not be available in all states. Please check with your investment representative regarding availability. Contracts purchased before the EEB Rider becomes available in your state may add the Rider if it becomes available, but the request to add the Rider must be received by Lincoln Life within six months after state approval. Contracts purchased after the Rider becomes available in your state may only elect contract options offering the Rider at the time of purchase.

If you elect a contract option offering the EEB Rider after purchase, the EEB Rider will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for that contract option as of that date. Should you elect a contract option offering the EEB Rider at time of purchase the EEB Rider will take effect on the valuation date at time of issue and we will begin deducting the charge on that date.

As contract options offering this rider may not be available to all classes of contractowners, please contact your investment representative.

Accumulated Benefit Enhancement (ABE/SM/)
This is no longer available unless you elected it prior to January 15, 2003. Whenever this ABE Enhancement Amount is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Enhancement Amount. Any death benefit will be paid in the manner defined with the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information in this Prospectus).

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Enhancement Amount.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life. However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:

1. 140% of the prior contract's cash value; or

2. the prior contract's cash value plus $400,000

In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionally according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to Lincoln Life, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Death Benefit.

Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner, joint owner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the contract value under the new contract as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payment.

The ABE Death Benefit will terminate on the earliest of:

(1)the valuation date the selected death benefit option of the contract is changed; or

(2)the annuity commencement date.

It is important to realize that your ABE death benefit will in many cases be less than the death benefit from your prior carrier. This is always true in the first year, when only 75% of the ABE/SM/ Enhancement Amount is available.

The ABE Death Benefit may not be available in all states. Please check with your investment representative regarding availability.

General death benefit information
The contract value death benefit, the EGMDB and the EEB Rider are separate death benefit elections depending on the contract option you choose. These death benefits terminate if you elect an i4LIFE/SM/ Advantage.

If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/she may continue the contract as sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current contract value on the date the surviving spouse elects to continue will be added to the contract value. If the contract is continued in this way the death benefit in effect at the time of the contractowner's death will continue. If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancement Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current contract value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the death benefit payable will become the greatest of the first three amounts listed under the EEB Rider and the total annual charge will be reduced to 1.75% for EGMDB Rider.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur after receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

1.If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interests; and/or

2.If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an annuity payout. Upon the death of the annuitant Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

Ownership
The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred. Non-qualified contracts may not be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

Joint ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant
The following rules apply prior to the annuity commencement date. You may name only one annuitant [unless you are a tax-exempt entity, then you can name two joint annuitants]. You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a loss of the death benefit on the death of the annuitant. See The contracts--Death benefit before the annuity commencement date. A contingent annuitant may be named or changed by notifying Lincoln Life in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

Surrenders and withdrawals
Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the contract value upon your written request, subject to the rules discussed below. If you specify that the charges be deducted from the remaining contract value, the amount of the total withdrawal will be increased according to a formula for calculating the impact of the applicable surrender charge percentage; consequently, the amount of the charge associated with that withdrawal will also increase. In other words, the amount deducted to cover the surrender charge is also subject to a surrender charge. Surrender or withdrawal rights after the annuity commencement date depend upon the annuity option you select. See Annuity payouts--Annuity options. The amount available upon surrender/withdrawal is the contract value less any applicable charges, fees, and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. The minimum amount which can be withdrawn is $300. If a withdrawal would reduce your contract value below $1000 we may surrender the contract. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the general account in the same proportion that the amount of withdrawal bears to the total contract value. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act. There are charges associated with surrender of a contract or withdrawal of contract value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining contract value. See Charges and other deductions. The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal tax matters.

Small contract surrenders
Lincoln Life may surrender your contract, in accordance with the laws of your state if: 1) your contract value drops below certain state specified minimum amounts ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected; 2) no purchase payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your contract value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge.

i4LIFE/SM/ Advantage
(IRA Annuity Contracts ONLY)
The i4LIFE/SM/ Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.30% (1.75% for bonus options) for the i4LIFE/SM/ Account Value Death Benefit of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.

i4LIFE/SM/ Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with a contract value of at least $50,000 and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.

There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.

Once i4LIFE/SM/ Advantage begins, any prior death benefit election will terminate and the new i4LIFE/SM/ Advantage Account Value death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.

Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.

If i4LIFE/SM/ Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the i4LIFE/SM/ Advantage begins, any automatic withdrawal service will terminate. See The contracts.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.

Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Charges and other deductions. See Federal Tax matters--Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular Income payments are not subject to any surrender charges or interest adjustments. See Charges and other deductions.

Access Period. At the time you elect i4LIFE/SM/ Advan-tage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Tax treatment of qualified contracts. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Death Benefit. During the Access Period, i4LIFE/SM/ Advantage provides the i4LIFE/SM/ Advantage Account Value Death Benefit.

If you die during the Access Period, the i4LIFE/SM/ Advantage will terminate. Your beneficiary may start a new i4LIFE/SM/ Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.

The i4LIFE/SM/ Advantage Account Value Death Benefit is the Account Value as of the day on which Lincoln Life approves the payment of the claim.

During the Access Period, i4LIFE/SM/ Advantage Account Value Death Benefit is available.

Following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.

Availability. The introduction of i4LIFE/SM/ Advantage will vary depending on your state. In states where i4LIFE/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) may be available. The Income4Life(R) Solution provides higher regular income payments and lower account value than are realized under i4LIFE/SM/ Advantage. For a limited time, contracts in force prior to the availability of i4LIFE/SM/ Advantage in a particular state may be able to elect the Income4Life(R) Solution. Contracts issued after i4LIFE/SM/ Advantage is available in your state may only elect i4LIFE/SM/ Advantage.

Termination. You may terminate i4LIFE/SM/ Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the death benefit in effect before i4LIFE/SM/ Advantage began (if available), unless you choose a death benefit with a lower charge than the death benefit previously in effect (see the Expense Table for a list of the available death benefits and corresponding charges). You may not choose a death benefit with a higher charge than the death benefit previously in effect. Upon termination, we will stop assessing the charge for the i4LIFE/SM/ Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate i4LIFE/SM/ Advantage.

Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, as permitted under your contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at a guaranteed minimum interest rate. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.

Delay of payments
Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.

Payment of contract proceeds from the fixed account may be delayed for up to six months. Due to federal laws designated to counter terrorism and prevent money laundering by criminals, we may be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a contractowner's account to government regulators.

Reinvestment privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned. This election must be made by your written authorization to us and received in our office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. If your contract option offers bonus credits, no bonus credits will apply when a reinvestment purchase occurs. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

Amendment of contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

Commissions
Lincoln Life offers the contracts through affiliated registered representatives who are registered with the NASD and are licensed to offer insurance in the states in which they do business. In addition to commissions, these representatives may be eligible for various benefits, such as bonuses, insurance benefits and subsidies. Payments may also be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Lincoln Life also may offer the contracts through registered representatives of broker-dealers it maintains selling agreements with. These broker dealers and their registered representatives are also members of, and registered with, the NASD and are state insurance licensed. Commissions payable to registered representatives of a broker-dealer having a selling agreement with Lincoln Life will be paid to their respective broker-dealers. These broker-dealers may in turn pay a portion of the commissions to their registered representatives.

Registered representatives may be eligible for certain non-cash compensation programs such as conferences or trips.

Lincoln Life offers the contracts to the public on a continuous basis and anticipates continuing to offer the contract but reserves the right to discontinue the offering.

Commissions are paid to dealers under different commission options. The maximum commission paid as a percentage of each purchase payment is 5.00%, plus an annual continuing commission up to .60% of the value of purchase payments invested for at least 15 months; plus up to .10% of the value of purchase payments while the EGMDB is in effect. Upon annuitization, the commissions paid to dealers are a maximum of 5.00% of account annuitized and/or an annual continuing commission of up to .60% (or up to .70% for dealers maintaining certain sales volume levels) of statutory reserves. These commissions are not deducted from purchase payments, bonus credits or contract value; they are paid by us.

Contractowner questions
The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Contracts, endorsements and riders may vary as required by state. Questions about your contract should be directed to us at 1-800-4LINCOLN (454-6265) or www.LincolnRetirement.com.

Annuity payouts

When you apply for a contract, you may select any annuity commencement date permitted by law.

The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the contract value may be used to purchase an annuity payment option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

Your contract option will terminate once annuity payouts begin.

Annuity options
Life Annuity. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.

Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the contractowner.

Joint Life and Two-Thirds Survivor Annuity. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.

Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.

Life Annuity with Cash Refund. This option provides fixed annuity benefit payments that will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of: (1) proof, satisfactory to Lincoln Life, of the death;
(2) written authorization for payment, and (3) all claim forms, fully completed.

Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. A mortality and expense risk charge of .85% (for contract options without bonus credits) or 1.10% (for contract options with bonus credits) and the charge for administrative services of .15% will be assessed on all variable annuity payouts (except for the i4LIFE/SM/ Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.

Variable annuity payouts
Variable annuity payouts will be determined using:

1.The contract value on the annuity commencement date, (less any surrender charges on purchase payments made within twelve months of annuitization if a contract option with a bonus credit is used) and any applicable premium taxes;

2.The annuity tables contained in the contract;

3.The annuity option selected; and

4.The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

1.Determine the dollar amount of the first periodic payout; then

2.Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

3.Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. Some of these assumed interest rates may not be available in your state, please check with your investment representative. You must choose your assumed interest rate at the time you elect a variable annuity payout on the administrative form provided by Lincoln Life. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

General information
Your contract option and all death benefit options will terminate after the annuity commencement date.

The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to your beneficiary as payouts become due.

i4LIFE/SM/ Advantage
(Non-Qualified Annuity Contracts ONLY)
We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge, (imposed only during the i4LIFE/SM/ Advantage payout phase) computed daily, equal to an annual rate of 1.30% (1.75% for bonus options) for the i4LIFE/SM/ Advantage Account Value Death Benefit, and 1.65% (2.10% for bonus options) for the i4LIFE/SM/ Advantage EGMDB death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If i4LIFE/SM/ Advantage is elected at issue of the contract, i4LIFE/SM/ Advantage and the charge will begin on the contract's effective date. Otherwise, i4LIFE/SM/ Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect i4LIFE/SM/ Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect i4LIFE/SM/ Advantage.

If your contract value is at least $50,000, you may elect the i4LIFE/SM/ Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The annuitant may not be changed and additional purchase payments will not be accepted after i4LIFE/SM/ Advantage is elected.

There is no guarantee that i4LIFE/SM/ Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.

At the time you elect i4LIFE/SM/ Advantage, you also select a new death benefit option. Once i4LIFE/SM/ Advan tage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before i4LIFE/SM/ Advantage began.

Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts--Variable annuity payouts above for a more detailed explanation.

Regular Income. i4LIFE/SM/ Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any surrender charges. See Charges and other deductions. See Federal Tax matters--Taxation of annuity payouts. Depending on state approval, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates.

Access Period. At the time you elect i4LIFE/SM/ Advan-tage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect i4LIFE/SM/ Advantage. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods.

Account Value. The initial Account Value is the contract value on the valuation date i4LIFE/SM/ Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.

After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

Withdrawals. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters--Taxation of withdrawals and surrenders. Withdrawals are subject to any applicable surrender charges, except when amounts may be withdrawn free of surrender charges. See Charges and other deductions.

Surrender. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.

Death benefit. During the Access Period, i4LIFE/SM/ Advantage provides two death benefit options:

(1)i4LIFE/SM/ Advantage Account Value Death Benefit; and

(2)i4LIFE/SM/ Advantage EGMDB Death Benefit.

The i4LIFE/SM/ Advantage Account Value Death Benefit is the equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim.

The charge under this death benefit is equal to an annual rate of 1.30% (1.75% for bonus options) of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.

The i4LIFE/SM/ Advantage EGMDB Death Benefit is the greatest of:

1.the Account Value as of the day on which Lincoln Life approves the payment of the claim;

2.the Enhancement Amount (if elected at the time of application) (See discussion below under Accumulated Benefit Enhancement (ABE/SM/) specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments, withdrawals (including any applicable charges), and premium taxes incurred, if any;

  Withdrawals in the same proportion that withdrawals (including applicable charges and premium taxes incurred) reduced the Account Value, if any (including any applicable charges) and premium taxes incurred, if any are deducted on either a dollar for dollar basis or in the same proportion that withdrawals (including any applicable charges) and premium taxes incurred, if any, reduce the Account Value, depending upon the terms of your contract; or

3.the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) prior to the 81st birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments, withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Withdrawals (including any applicable charges) and premium taxes incurred, if any, are deducted on either a dollar for dollar basis or in the same proportion that withdrawals (including any applicable charges) and premium taxes incurred, if any, reduce the Account Value, depending upon the terms of your contract.

  Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE/SM/ Advantage EGMDB the death benefit will be equal to the Account Value as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the contractowner or joint owner is age 81 or older when added to the contract then the death benefit for this new contractowner or joint owner will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payment.

Onlythe highest Account Value achieved on an anniversary following the election of i4LIFE/SM/ Advantage will be considered if you did not elect (or you discontinued) the EGMDB or EEB Death Benefit as the death benefit before i4LIFE/SM/ Advantage. If you elected one of these death benefits after the effective date of the contract, only the highest Account Value or contract value, after that death benefit election will be used.

The charge under this death benefit is equal to an annual rate of 1.65% (2.10% for bonus options) of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.

During the Access Period, contracts with the i4LIFE/SM/ Advantage EGMDB Death Benefit may elect to change to the i4LIFE/SM/ Advantage Account Value Death Benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the i4LIFE/SM/ Advantage EGMDB Death Benefit.


Guaranteed Income Benefit
On or about August 1, 2003 (pending state approval), the Guaranteed Income Benefit option will be available if you elect i4LIFE/SM/ Advantage. The annual charge is 1.80% (2.25% for bonus options) of the net asset value of the Account Value in the VAA if the i4LIFE/SM/ Advantage Account Value death benefit is elected or 2.15% (2.60% for bonus options) if the i4LIFE/SM/ Advantage EGMDB is elected. The Guaranteed Income Benefit must be elected at the time i4LIFE/SM/ Advantage is elected and will begin at the time i4LIFE/SM/ Advantage begins. Check with your investment representative regarding the availability of this benefit.

If the Guaranteed Income Benefit is in effect, your regular income payments will never be less than a guaranteed minimum amount, regardless of the actual investment performance of your contract. The Guaranteed Income Benefit is initially equal to 75% of the initial regular income payment.

The Guaranteed Income Benefit is reduced by withdrawals (other than regular income payments) in the same proportion that the withdrawals reduce the Account Value. Additional withdrawals from Account Value will also reduce your death benefit.

A payment equal to the Guaranteed Income Benefit is the minimum payment you will receive. If your regular income payment would otherwise be less than the Guaranteed Income Benefit because of poor net investment results, the Account Value will be reduced by the additional amount needed so that you receive at least the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end. Reducing the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and may reduce the value of your death benefit. After the Access Period ends, Lincoln Life will continue to pay the Guaranteed Income Benefit for the remainder of the annuitant's (or other person used to determine the regular income payments) life. Depending on market performance, it is possible that the Guaranteed Income Benefit will never come into effect.

If you select this Guaranteed Income Benefit, certain restrictions apply to your contract:

1.A 4% assumed interest rate (AIR) will be used to calculate the regular income payments.

2.You must choose an Access Period of at least 15 years to receive the Guaranteed Income Benefit.

3.There is no guarantee that this Guaranteed Income Benefit option will be available to elect in the future, as we reserve the right to discontinue this option for new elections at any time.

The Guaranteed Income Benefit option may be terminated by the contractowner upon notice to Lincoln Life. Termination will be effective upon the next Periodic Income Commencement Date anniversary, and your annual charge will be reduced to 1.30% (1.75% for bonus options) of the net asset value of the Account Value in the VAA if the i4LIFE/SM/ Advantage Account Value death benefit is selected or 1.65% (2.10% for bonus options) of the net asset value if the i4LIFE/SM/ Advantage EGMDB death benefit is selected. The Guaranteed Income Benefit option also terminates upon the death of the annuitant (or last death of the annuitant or other measuring life) or termination of i4LIFE/SM/ Advantage.

Availability of i4LIFE/SM/ Advantage. The introduction of i4LIFE/SM/ Advantage will vary depending on your state. In states where i4LIFE/SM/ Advantage is not yet available, an earlier version (called the Income4Life(R) Solution) may be available. Under the Income4Life(R) Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Account Value or EGMDB Death Benefits offered under i4LIFE/SM/ Advantage.) The charge under the Income4Life(R) Solution is equal to an annual rate of 1.30% (1.75% for bonus options) of the net asset value of the Account Value in the VAA, as opposed to an annual rate of 1.30%, 1.65%, (1.75%, or 2.10% for bonus options) under i4LIFE/SM/ Advantage. The Income4Life(R) Solution provides higher regular income payments and lower Account Value than are realized under i4LIFE/SM/ Advantage. For a limited time, contracts in force prior to the availability of i4LIFE/SM/ Advantage in a particular state may elect the Income4Life(R) Solution. Contracts issued after i4LIFE/SM/ Advantage is available in your state may only elect i4LIFE/SM/ Advantage. The Guaranteed Income Benefit is not available with the Income4Life(R) Solution.

Fixed Side of the Contract. If your contract value includes amounts held in the fixed side of the contract at the time i4LIFE/SM/ Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, as permitted under your contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract a guaranteed minimum interest rate. At the end of the Access Period, we will transfer any amount remaining in the fixed side of the contract to the subaccounts in accordance with current allocation instructions. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. See Fixed side of the contract.

Termination. You may not terminate i4LIFE/SM/ Advantage once you have elected it.

For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Account Value may have a magnified effect on the reduction of the death benefit payable.

Accumulated Benefit Enhancement (ABE/SM/)
We provide to eligible contractowners of non-qualified i4LIFE/SM/ Contracts an Accumulated Benefit Enhancement (ABE) Death Benefit option, if requested at the time of application, at no additional charge. You are eligible to receive the ABE Death Benefit if:

.. You have purchased i4LIFE/SM/ Advantage with the EGMDB death benefit;

.. you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with Lincoln Life to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit.

.. the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require Lincoln Life approval);

.. all contractowners, joint owners and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit;

.. the contractowners, joint owners and annuitants of this contract must have been an owner(s) or annuitant of the prior contract(s);

Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the i4LIFE/SM/ Advantage EGMDB death benefit. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount is available.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life.

However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:

(1)140% of the prior contract's cash value; or

(2)the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.

If more than one annuity contract is exchanged to a Lincoln Life contract, the ABE Death Benefit will be calculated for each prior contract separately, and then added together to determine the total ABE enhancement amount.

Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the i4LIFE/SM/ Advantage EGMDB death benefit, the ABE enhancement amount will be equal to zero (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE enhancement amount for this new contractowner or joint owner will be equal to zero.

The ABE enhancement amount will terminate on the valuation date the i4LIFE/SM/ Advantage EGMDB death benefit option of the contract is changed or terminated.

It is important to realize that your ABE death benefit will in many cases be less than the death benefit from your prior carrier. This is always true in the first year, when only 75% of the ABE/SM/ Enhancement Amount is available.

The ABE Death Benefit may not be available in all states. Please check with your investment representative regarding availability.


Federal tax matters

Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Nonqualified annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

Tax deferral on earnings
The Federal income tax law generally does not tax any increase in your contract value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

.. An individual must own the contract (or the tax law must treat the contract as owned by an individual).

.. The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

.. Your right to choose particular investments for a contract must be limited.

.. The annuity commencement date must not occur near the end of the annuitant's life expectancy.

Contracts not owned by the individual
If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the contract value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings, bonus credits and persistency credits, if applicable, are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

Investments in the VAA must be diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the contract value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

Restrictions
Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate contract values among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income, bonus credits, persistency credits and gains, if applicable, from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

Loss of interest deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

Age at which annuity payouts begin
Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments, bonus credits, persistency credits and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the contract value over the purchase payments of the contract.

Tax treatment of payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your contract value until there is a distribution from your contract.

Taxation of withdrawals and surrenders
You will pay tax on withdrawals to the extent your contract value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

Taxation of annuity payouts
The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payout. Once you have recovered the total amount of the purchase payment in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract has been distributed, the amount not received will generally be deductible.

Taxation of death benefits
We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

.. Death prior to the annuity commencement date--

   . If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

   . If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as withdrawal.

.. Death after the annuity commencement date--

   . If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includible in income.

   . If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

Penalty taxes payable on withdrawals, surrenders, or annuity payouts
The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

.. you receive on or after you reach age 59 1/2,

.. you receive because you became disabled (as defined in the tax law),

.. a beneficiary receives on or after your death, or

.. you receive as a series of substantially equal periodic payments based on your life (or life expectancy).

Special rules if you own more than one annuity contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

Loans and assignments
Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your contract value, as a withdrawal of such amount or portion.

Gifting a contract
If you transfer ownership of your contract to a person other than your spouse (or to your former spouse in cident to divorce), and receive a payment less than your contract's value, you will pay tax on your contract value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

Charges for a contract's death benefit
Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.

Qualified retirement plans
We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

Types of qualified contracts and terms of contracts
Currently, we may issue contracts in connection with the following types of qualified plans:

.. Individual Retirement Accounts and Annuities ("Traditional IRAs")

.. Roth IRAs

.. Traditional IRA that is part of a Simplified Employee Pension Plan ("SEP")

.. SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

.. 403(b) plans (public school system and tax-exempt organization annuity plans)

.. 401(a) plans (qualified corporate employee pension and profit-sharing plans)

.. 403(a) plans (qualified annuity plans)

.. H.R. 10 or Keogh Plans (self-employed individual plans)

.. 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

Economic Growth and Tax Relief Reconciliation Act of 2001
The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.

Tax treatment of qualified contracts
The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

.. Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

.. Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract minimum amounts by a certain age, typically age 701/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 701/2 or retirement.

.. Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

Tax treatment of payments
The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Required minimum distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 701/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 701/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new proposed regulations, the presence of an enhanced death benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or

Trusteed IRA's will also be subject to these regulations. Please contract your tax adviser regarding the tax ramifications.

Federal penalty taxes payable on distributions
The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you pur- chase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

.. received on or after the annuitant reaches age 59 1/2,

.. received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),

.. received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or

.. received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Transfers and direct rollovers
As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.

Death benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

Federal income tax withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or
(b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.

Our tax status
Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.

Changes in the law
The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

Voting rights

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of contractowners who have interests in any subaccounts which invest in classes of funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the funds. Since the funds engages in shared funding, other persons or entities besides Lincoln Life may vote fund shares. See Investments of the variable annuity account--Fund shares.

Distribution of the contracts

We are the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, Lincoln Financial Distributors, Inc. ("LFD") will act as wholesaler and will assist Lincoln Life in forming the selling group. LFD will also perform certain enumerated marketing and ancillary functions in support of the selling group. The contracts will be sold by registered representatives who have been licensed by state insurance departments. The contracts will also be sold by broker-dealers who generally have been licensed by state insurance departments (or such broker-dealers have made other arrangements to comply with state insurance laws) to represent us and who have selling agreements with us. Included among these broker-dealers is Lincoln Financial Advisors Corporation (LFA). LFA is affiliated with us and in addition to selling our contracts may also act as a principal underwriter for certain other contracts issued by us. We are registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and are a member of the NASD. Lincoln Life will offer contracts in all states where it is licensed to do business.

Return privilege

Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 2340, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the contract value as of the date of receipt of cancellation, plus any premium taxes, plus mortality and expense risk charges and administrative charges proportionately attributable to any bonus credits, less any bonus credits paid into the contract. In addition, if the contract value on the date of the cancellation is less than the sum of purchase payments minus withdrawals, we will return both the investment loss and fund management fees each in an amount that is proportionately attributable to any bonus credits. No contingent deferred sales charge will be assessed. A purchaser who participates in the VAA is subject to the risk of a market loss during the free-look period.

For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, in the manner specified above, except that we will return only the purchase payment(s).

State regulation

As a life insurance company organized and operated under Indiana law, we are subject to provisions govern ing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

Records and reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required by that Act or any other applicable law or regulation. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA.

You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center.

To learn more about this service, please log on to www.LincolnRetirement.com, select service centers and continue on through the Internet Service Center.

Other information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.

We are a member of the Insurance Marketplace Stan- dards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.

Special arrangements
At times, Lincoln Life may offer the contracts described in this prospectus to existing owners of other Lincoln Life contracts as part of an exchange program. Contracts purchased through this exchange offer may provide certain additional benefits from those described in this Prospectus.

Legal proceedings

Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.

After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, arising out of the proceedings described above will not have a material adverse effect on the financial position of Lincoln Life, the VAA or the Principal Underwriter.

Statement of Additional
Information
Table of contents for
Separate Account C

                Item                                       Page
                -----------------------------------------------
                General information and history of Lincoln
                  Life                                     B-2
                -----------------------------------------------
                Special terms                              B-2
                -----------------------------------------------
                Services                                   B-2
                -----------------------------------------------
                Principal underwriter                      B-2
                -----------------------------------------------
                Purchase of securities being offered       B-2
                -----------------------------------------------
                Calculation of investment results          B-2
                -----------------------------------------------

                     Item                             Page
                     -------------------------------------
                     Annuity payouts                  B-13
                     -------------------------------------
                     Advertising and sales literature B-14
                     -------------------------------------
                     Additional services              B-16
                     -------------------------------------
                     Other information                B-17
                     -------------------------------------
                     Financial statements             B-17
                     -------------------------------------

For a free copy of the SAI please see page one of this booklet.

Please send me a free copy of the current Statement of Additional Information for Lincoln National Variable Annuity Account C Multi-Fund(R) 5.

                                (Please Print)

Name: ______________________________________  Social Security No.: ____________

Address: _______________________________________________________________________

City___________________________________  State ______________ Zip ______________

Mail to Lincoln National Life Insurance Company, P.O. Box 2340, Fort Wayne,
  Indiana 46801.

Appendix A-Condensed financial information for the variable annuity account Accumulation unit values
The following information relating to accumulation unit values and number of accumulation units for the Lincoln MultiFund(R)5 subaccounts for the following periods ended December 31, come from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are included in the SAI.

                                               2001*                                                 2002*
                       Contract Value              EGMDB with EEB Rider with Contract Value              EGMDB with
                        Death Benefit With EGMDB Bonus Credit   Bonus Credit  Death Benefit With EGMDB Bonus Credit
--------------------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.164      $10.160     $10.155
.. End of period.......     10.164       10.160      10.155        10.153          8.491        8.464       8.413
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              1            1           1
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $ 9.996      $ 9.993     $ 9.988
.. End of period.......      9.996        9.993       9.988         9.986          6.898        6.877       6.841
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              1           36           4
--------------------------------------------------------------------------------------------------------------------
Alliance VP Bernstein Small Cap Value Portfolio
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.555      $10.551     $10.547
.. End of period.......     10.555       10.551      10.547        10.543          9.804        9.769       9.722
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              5            1           2
--------------------------------------------------------------------------------------------------------------------
Alliance VP Technology Portfolio
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $ 9.965      $ 9.961     $ 9.957
.. End of period.......      9.965        9.961       9.957         9.954          5.741        5.722       5.693
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              1            1           0
--------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.059      $10.055     $10.050
.. End of period.......     10.059       10.055      10.050        10.048          7.522        7.498       7.461
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1            116           64          25
--------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.113      $10.109     $10.105
.. End of period.......     10.113       10.109      10.105        10.102          8.175        8.148       8.108
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             98           44          24
--------------------------------------------------------------------------------------------------------------------
American Funds International Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.022      $10.018     $10.013
.. End of period.......     10.022       10.018      10.013        10.012          8.448        8.420       8.378
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             21           13           5
--------------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value Series
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.056      $10.052     $10.048
.. End of period.......     10.056       10.052      10.048        10.046          8.096        8.069       8.029
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             22            1           2
--------------------------------------------------------------------------------------------------------------------
Delaware VIP REIT Series
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.333      $10.329     $10.324
.. End of period.......     10.333       10.329      10.324        10.321         10.693       10.655      10.604
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             12           10           8
--------------------------------------------------------------------------------------------------------------------

                       EEB Rider with
                         Bonus Credit
-------------------------------------
AIM V.I. International Growth Fund
 Accumulation unit value
.. Beginning of period.    $10.153
.. End of period.......      8.393
Number of accumulation units
.. End of period (000's
 omitted).............          1
-------------------------------------
AIM V.I. Premier Equity Fund
 Accumulation unit value
.. Beginning of period.    $ 9.986
.. End of period.......      6.828
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Alliance VP Bernstein Small Cap Value Portfolio
 Accumulation unit value
.. Beginning of period.    $10.543
.. End of period.......      9.701
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Alliance VP Technology Portfolio
 Accumulation unit value
.. Beginning of period.    $ 9.954
.. End of period.......      5.680
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
American Funds Growth Fund
 Accumulation unit value
.. Beginning of period.    $10.048
.. End of period.......      7.445
Number of accumulation units
.. End of period (000's
 omitted).............          2
-------------------------------------
American Funds Growth-Income Fund
 Accumulation unit value
.. Beginning of period.    $10.102
.. End of period.......      8.090
Number of accumulation units
.. End of period (000's
 omitted).............          2
-------------------------------------
American Funds International Fund
 Accumulation unit value
.. Beginning of period.    $10.012
.. End of period.......      8.360
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Delaware VIP Large Cap Value Series
 Accumulation unit value
.. Beginning of period.    $10.046
.. End of period.......      8.012
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Delaware VIP REIT Series
 Accumulation unit value
.. Beginning of period.    $10.321
.. End of period.......     10.579
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------

* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31. End of period number of Accumulation units less than 500 rounded to 1,000.

                                               2001*                                                 2002*
                       Contract Value              EGMDB with EEB Rider with Contract Value              EGMDB with
                        Death Benefit With EGMDB Bonus Credit   Bonus Credit  Death Benefit With EGMDB Bonus Credit
--------------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value Series
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.579      $10.575     $10.570
.. End of period.......     10.579       10.575      10.570        10.567          9.874        9.840       9.792
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             19           28           3
--------------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.544      $10.540     $10.535
.. End of period.......     10.544       10.540      10.535        10.533          8.356        8.328       8.289
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             36           28           8
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.254      $10.250     $10.245
.. End of period.......     10.254       10.250      10.245        10.242          9.194        9.162       9.118
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             13            5           8
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth Portfolio
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $ 9.973      $ 9.969     $ 9.965
.. End of period.......      9.973        9.969       9.965         9.963          6.891        6.869       6.833
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              1            2           1
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.104      $10.101     $10.096
.. End of period.......     10.104       10.101      10.096        10.095          7.451        7.427       7.390
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              3            4           2
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Aggressive Growth Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.307      $10.303     $10.298
.. End of period.......     10.307       10.303      10.298        10.296          7.119        7.097       7.061
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              2            0           0
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Bond Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $ 9.992      $ 9.987     $ 9.982
.. End of period.......      9.992        9.987       9.982         9.981         10.895       10.858      10.805
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             86           11          13
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Capital Appreciation Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $ 9.957      $ 9.952     $ 9.948
.. End of period.......      9.957        9.952       9.948         9.946          7.198        7.175       7.139
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              2            1           1
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Equity Income Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.114      $10.110     $10.106
.. End of period.......     10.114       10.110      10.106        10.104          8.443        8.416       8.374
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             13           15           5
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Global Asset Allocation Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.081      $10.077     $10.072
.. End of period.......     10.081       10.077      10.072        10.070          8.783        8.753       8.710
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              1            1           2
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Growth and Income Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.112      $10.108     $10.103
.. End of period.......     10.112       10.108      10.103        10.101          7.802        7.777       7.739
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             13            2           5
--------------------------------------------------------------------------------------------------------------------

                       EEB Rider with
                         Bonus Credit
-------------------------------------
Delaware VIP Small Cap Value Series
 Accumulation unit value
.. Beginning of period.    $10.567
.. End of period.......      9.769
Number of accumulation units
.. End of period (000's
 omitted).............          1
-------------------------------------
Delaware VIP Trend Series
 Accumulation unit value
.. Beginning of period.    $10.533
.. End of period.......      8.268
Number of accumulation units
.. End of period (000's
 omitted).............          1
-------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio
 Accumulation unit value
.. Beginning of period.    $10.242
.. End of period.......      9.096
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Fidelity(R) VIP Growth Portfolio
 Accumulation unit value
.. Beginning of period.    $ 9.963
.. End of period.......      6.820
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Janus Aspen Worldwide Growth Portfolio
 Accumulation unit value
.. Beginning of period.    $10.095
.. End of period.......      7.376
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Aggressive Growth Fund
 Accumulation unit value
.. Beginning of period.    $10.296
.. End of period.......      7.046
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Bond Fund
 Accumulation unit value
.. Beginning of period.    $ 9.981
.. End of period.......     10.778
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Capital Appreciation Fund
 Accumulation unit value
.. Beginning of period.    $ 9.946
.. End of period.......      7.125
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Equity Income Fund
 Accumulation unit value
.. Beginning of period.    $10.104
.. End of period.......      8.356
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Global Asset Allocation Fund
 Accumulation unit value
.. Beginning of period.    $10.070
.. End of period.......      8.691
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Growth and Income Fund
 Accumulation unit value
.. Beginning of period.    $10.101
.. End of period.......      7.722
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------

* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31. End of period number of Accumulation units less than 500 rounded to 1,000.

                                               2001*                                                 2002*
                       Contract Value              EGMDB with EEB Rider with Contract Value              EGMDB with
                        Death Benefit With EGMDB Bonus Credit   Bonus Credit  Death Benefit With EGMDB Bonus Credit
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP International Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $ 9.998      $ 9.994     $ 9.990
.. End of period.......      9.998        9.994       9.990         9.988          8.831        8.801       8.759
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              8            1           1
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Managed Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.066      $10.062     $10.057
.. End of period.......     10.066       10.062      10.057        10.056          8.864        8.832       8.789
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             12            8           0
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Money Market Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.011      $10.007     $10.002
.. End of period.......     10.011       10.007      10.002         9.999         10.050       10.013       9.966
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             51           14           5
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Social Awareness Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.141      $10.137     $10.132
.. End of period.......     10.141       10.137      10.132        10.130          7.818        7.792       7.753
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              3           12           1
--------------------------------------------------------------------------------------------------------------------
Lincoln VIP Special Opportunities Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.493      $10.489     $10.484
.. End of period.......     10.493       10.489      10.484        10.481          9.171        9.139       9.094
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             43            1           2
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Capital Opportunities Series
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.108      $10.104     $10.099
.. End of period.......     10.108       10.104      10.099        10.097          7.033        7.010       6.974
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              4            0           0
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Total Return Series
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.113      $10.109     $10.105
.. End of period.......     10.113       10.109      10.105        10.102          9.495        9.460       9.417
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             15            1           4
--------------------------------------------------------------------------------------------------------------------
MFS(R) VIT Utilities Series
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $ 9.840      $ 9.837     $ 9.832
.. End of period.......      9.840        9.837       9.832         9.830          7.525        7.502       7.462
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              1            0           1
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.181      $10.177     $10.172
.. End of period.......     10.181       10.177      10.172        10.170          7.121        7.099       7.062
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              3            0           1
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Regency Portfolio
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.516      $10.512     $10.507
.. End of period.......     10.516       10.512      10.507        10.504          9.311        9.279       9.237
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              3            1           1
--------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $ 9.971      $ 9.967     $ 9.963
.. End of period.......      9.971        9.967       9.963         9.960          7.862        7.839       7.797
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              5            1           0
--------------------------------------------------------------------------------------------------------------------

                       EEB Rider with
                         Bonus Credit
-------------------------------------
Lincoln VIP International Fund
 Accumulation unit value
.. Beginning of period.    $ 9.988
.. End of period.......      8.739
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Managed Fund
 Accumulation unit value
.. Beginning of period.    $10.056
.. End of period.......      8.771
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Money Market Fund
 Accumulation unit value
.. Beginning of period.    $ 9.999
.. End of period.......      9.947
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Social Awareness Fund
 Accumulation unit value
.. Beginning of period.    $10.130
.. End of period.......      7.738
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Lincoln VIP Special Opportunities Fund
 Accumulation unit value
.. Beginning of period.    $10.481
.. End of period.......      9.074
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
MFS(R) VIT Capital Opportunities Series
 Accumulation unit value
.. Beginning of period.    $10.097
.. End of period.......      6.960
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
MFS(R) VIT Total Return Series
 Accumulation unit value
.. Beginning of period.    $10.102
.. End of period.......      9.394
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
MFS(R) VIT Utilities Series
 Accumulation unit value
.. Beginning of period.    $ 9.830
.. End of period.......      7.447
Number of accumulation units
.. End of period (000's
 omitted).............          1
-------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio
 Accumulation unit value
.. Beginning of period.    $10.170
.. End of period.......      7.048
Number of accumulation units
.. End of period (000's
 omitted).............          1
-------------------------------------
Neuberger Berman AMT Regency Portfolio
 Accumulation unit value
.. Beginning of period.    $10.504
.. End of period.......      9.213
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Putnam VT Health Sciences Fund
 Accumulation unit value
.. Beginning of period.    $ 9.960
.. End of period.......      7.782
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------

* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31. End of period number of Accumulation units less than 500 rounded to 1,000.

                                               2001*                                                 2002*
                       Contract Value              EGMDB with EEB Rider with Contract Value              EGMDB with
                        Death Benefit With EGMDB Bonus Credit   Bonus Credit  Death Benefit With EGMDB Bonus Credit
--------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $ 9.974      $ 9.970     $ 9.965
.. End of period.......      9.974        9.970       9.965         9.964          7.670        7.645       7.607
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1             34            9           8
--------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index
 Accumulation unit value
.. Beginning of period.    $10.000      $10.000     $10.000       $10.000        $10.687      $10.682     $10.677
.. End of period.......     10.687       10.682      10.677        10.674          8.402        8.372       8.333
Number of accumulation units
.. End of period (000's
 omitted).............          1            1           1             1              3            1           4
--------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Equity Income Fund
 Accumulation unit value
.. Beginning of period
 (5/20/2002)..........                                                          $10.000      $10.000     $10.000
.. End of period.......                                                            7.953        7.939       7.917
Number of accumulation units
.. End of period (000's
 omitted).............                                                                0            0           0
--------------------------------------------------------------------------------------------------------------------
Wells Fargo VT Large Company Growth Fund
 Accumulation unit value
.. Beginning of period
 (5/20/2002)..........                                                          $10.000      $10.000     $10.000
.. End of period.......                                                            7.814        7.799       7.778
Number of accumulation units
.. End of period (000's
 omitted).............                                                                0            0           0
--------------------------------------------------------------------------------------------------------------------
*Wells Fargo VT Small Cap Growth Fund
 Accumulation unit value
.. Beginning of period
 (5/20/2002)..........                                                          $10.000      $10.000     $10.000
.. End of period.......                                                            6.975        6.962       6.943
Number of accumulation units
.. End of period (000's
 omitted).............                                                                2            0           0
--------------------------------------------------------------------------------------------------------------------

                       EEB Rider with
                         Bonus Credit
-------------------------------------
Scudder VIT Equity 500 Index
 Accumulation unit value
.. Beginning of period.    $ 9.964
.. End of period.......      7.591
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Scudder VIT Small Cap Index
 Accumulation unit value
.. Beginning of period.    $10.674
.. End of period.......      8.312
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Wells Fargo VT Equity Income Fund
 Accumulation unit value
.. Beginning of period
 (5/20/2002)..........    $10.000
.. End of period.......      7.907
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
Wells Fargo VT Large Company Growth Fund
 Accumulation unit value
.. Beginning of period
 (5/20/2002)..........    $10.000
.. End of period.......      7.768
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------
*Wells Fargo VT Small Cap Growth Fund
 Accumulation unit value
.. Beginning of period
 (5/20/2002)..........    $10.000
.. End of period.......      6.934
Number of accumulation units
.. End of period (000's
 omitted).............          0
-------------------------------------

* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31. End of period number of Accumulation units less than 500 rounded to 1,000.

A-4